Segment Report - Narrative (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) segment product	Jun. 30, 2017 USD ($) segment	Jun. 30, 2016 USD ($)
Disclosure of operating segments [line items]
Number of economic products | product	1
Number of segments | segment		2
Additions other than through business combinations, property, plant and equipment	$ 333,000,000	$ 271,000,000	$ 151,000,000
Tshepong
Disclosure of operating segments [line items]
Number of segments | segment	1
Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	$ 333,000,000	271,000,000	151,000,000
Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	22,400,000	14,500,000
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	122,000,000	98,000,000	8,000,000
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	122,000,000	98,000,000	$ 8,000,000
Capital expenditures, net of capitalised revenue	203,000,000
Capitalised revenue	$ 81,400,000	$ 0